Property and Equipment - Schedule of Property and Equipment and Related Depreciation Expenses (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross [Abstract]
Land		$ 71
Buildings and leasehold improvements		185	$ 54
Furniture and equipment		44	32
Construction-in-progress		12	9
Property and equipment, gross		312	95
Accumulated depreciation		(56)	(44)
Property and equipment, net	$ 255	$ 256	$ 51